Note 2 - Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
NET LOSS ATTRIBUTABLE TO GROWBLOX SCIENCES, INC.	$ (3,763,241)	$ (6,962,179)	$ (18,670,229)	$ (13,195,419)	$ (22,974,190)	$ (9,909,830)
Accumulated deficit	$ (79,760,900)		(79,760,900)		(58,229,235)	(35,255,045)
Net cash used in operating activities			$ (7,531,756)	$ (8,022,509)	$ (12,247,994)	$ (4,468,995)